Pension and Other Postretirement Benefits - Additional Information (Detail) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jul. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 01, 2016
Defined Benefit Plan Disclosure [Line Items]
Multiemployer contribution expenses							$ 64,000,000	$ 64,000,000	$ 64,000,000
Allocated share-based compensation expense							$ 191,000,000	$ 183,000,000	$ 219,000,000
Percentage increase in rate of compensation							3.74%	3.79%	3.81%
Defined benefit plan, description of basis used to determine overall expected long-term rate-of-return on assets assumption							The expected long-term rate of return on plan assets is generally applied to a four-year or five-year average value of plan assets for certain plans, or the fair value at the plan measurement date.
Expected long term rate of return on plan assets							6.91%	6.91%	6.98%
Health care cost trend rate assumed for next year							5.50%	5.50%	5.50%
Health care cost trend rate							4.50%	4.50%	4.50%
Number of years over actual annual health care cost trend experience							3 years
Cash contribution to pension plans				$ 45,000,000	$ 39,000,000		$ 69,000,000	$ 154,000,000	$ 128,000,000
Expected minimum required cash contribution to pension plans, next year							51,000,000
Expenses related to saving and investment plans							$ 59,000,000	$ 68,000,000	73,000,000
Decrease to net periodic benefit cost	$ 3,000,000			9,000,000
Discount rate used to determine pension benefit obligation							4.03%	4.09%
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long term rate of return on plan assets						6.92%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Average duration refined yield curve model parallels the plans, years							11 years
Health care cost trend rate							4.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Average duration refined yield curve model parallels the plans, years							15 years
Health care cost trend rate							9.60%
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Multiemployer contribution expenses							$ 32,000,000	$ 39,000,000	39,000,000
Pension and other postretirement benefit plan current liability							4,000,000	5,000,000
Pension and other postretirement benefit plan noncurrent liability							78,000,000	93,000,000
Net periodic benefit cost	8,000,000	$ (6,000,000)		10,000,000	(10,000,000)		$ (12,000,000)	2,000,000	4,000,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage increase in rate of compensation							3.65%
Pension and other postretirement benefit plan current liability							$ 1,000,000	1,000,000
Pension and other postretirement benefit plan noncurrent liability							359,000,000	417,000,000
Net periodic benefit cost	33,000,000	$ 36,000,000		57,000,000	$ 85,000,000		$ 106,000,000	$ 101,000,000	$ 205,000,000
New Direct Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate used to determine pension benefit obligation										3.48%
Pension and other postretirement benefit plan unfunded status										$ 2,348,000,000
Pension and other postretirement benefit plan current liability										131,000,000
Pension and other postretirement benefit plan noncurrent liability										2,217,000,000
Pension and other postretirement benefit plan accumulated other comprehensive loss										$ 2,498,000,000
Net periodic benefit cost	15,000,000
Total expense related to multiemployer and allocated expense plans			$ 70,000,000
Expected cash contribution to plan over remainder of 2016				12,000,000
Additional New Direct Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and other postretirement benefit plan unfunded status	180,000,000			180,000,000
Pension and other postretirement benefit plan current liability	5,000,000			5,000,000
Pension and other postretirement benefit plan noncurrent liability	175,000,000			175,000,000
Pension and other postretirement benefit plan accumulated other comprehensive loss	$ 206,000,000			$ 206,000,000